Stock Options (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Summary of Changes in Stock Options

A continuity of the Company’s outstanding stock options for the year ended December 31, 2023 and the year ended December 31, 2022 is presented below:

	Number of options	Weighted average exercise price (CAD)
Outstanding, December 31, 2021	1,528,000	$0.79
Granted	1,442,000	1.86
Exercised	(669,000)	1.33
Expired	(1,000)	0.50
Outstanding, December 31, 2022	2,300,000	$1.27
Exercised	(440,000)	1.65
Expired	(240,000)	0.79
Outstanding, December 31, 2023	1,620,000	$1.24
Exercisable, December 31, 2023	1,620,000	$1.24

Schedule of Stock Options Outstanding and Exercisable

At December 31, 2023 the Company had the following outstanding stock options:

Outstanding	Exercise Price	Expiry Date	Vested
660,000	0.75 CAD	September 19, 2024	660,000
128,000	0.40 CAD	July 31, 2025	128,000
512,000	1.50 CAD	July 26, 2025	512,000
50,000	1.90 CAD	June 6, 2026	50,000
150,000	2.20 CAD	October 27, 2025	150,000
70,000	2.20 CAD	December 9, 2024	70,000
50,000	2.20 CAD	December 9, 2025	50,000
1,620,000			1,620,000